Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Contract with Customer, Liability [Abstract]
Balance as of December 31,	$ 696	$ 1,034
Additions	2,078	3,343
Revenue recognized	(3,059)	(5,073)
Contract liabilities	$ 285	$ 696